UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             1/22/00
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                83
Form 13F Information Table Value Total:           $290415
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: DECEMBER 31, 2000

                                                              FORM 13F-HR
                                                         qtr ending 12/31/00

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

Abgenix Inc                  COMMON       00339B107            591        10000   SH            x                  10000
Abercrombie & Fitch          COMMON       002896207            300        15000   SH            x                  15000
American International Grp.  COMMON       026874107           8871        90000   SH            x                  90000
American Express Co          COMMON       025816109           1099        20000   SH            x                  20000
Analog Devices               COMMON       032654105           2559        50000   SH            x                  50000
Applied Micro Circuits       OTC IS       03822W109           1481        20000   SH            x                  20000
Atmel Corp.                  OTC IS       049513104           2616       225000   SH            x                 225000
Avon Products Inc.           COMMON       054303102           1197        25000   SH            x                  25000
AT&T Corp.                   COMMON       001957109            431        25000   SH            x                  25000
AT&T Wireless Group          COMMON       001957406            173        10000   SH            x                  10000
Bear Stearns Co              COMMON       073902108           4562        90000   SH            x                  90000
Bank of New York             COMMON       064057102           4691        85000   SH            x                  85000
Boeing Co.                   COMMON       097023105           1650        25000   SH            x                  25000
Ciena Corp.                  OTC IS       171779101           3250        40000   SH            x                  40000
Citigroup Inc.               COMMON       172967101          10213       200000   SH            x                 200000
Cell Genesys Inc.            OTC IS       150921104           1500        50000   SH            x                  50000
Cooper Cameron Corp.         COMMON       216640102           1652        25000   SH            x                  25000
Clorox Co.                   COMMON       189054109            888        25000   SH            x                  25000
Comcast Corp.-Sp. Cl. A      OTC IS       200300200           5845       140000   SH            x                 140000
Cicso Systems                OTC IS       17275R102           7841       205000   SH            x                 205000
Corvas International Inc.    OTC IS       221005101           1797       125000   SH            x                 125000
Cablevision Systems Corp.    COMMON       12686C109           1724        20300   SH            x                  20300
Walt Disney Holding Co.      COMMON       254687106           1447        50000   SH            x                  50000
EMC Corp-Mass.               COMMON       268648102           3325        50000   SH            x                  50000
Fleetboston Financial Corp.  COMMON       339030108           4489       119500   SH            x                 119500
Ford Motor Co.               COMMON       345370860           1289        55000   SH            x                  55000
Sprint Corp                  COMMON       852061100            406        20000   SH            x                  20000
First Union Corp             COMMON       337358105           1391        50000   SH            x                  50000
Data Capital SA              COMMON       P30026101            126       900000   SH            x                 900000
Global Crossing Ltd          OTC IS       G3921A100            859        60000   SH            x                  60000
Gillette Co.                 COMMON       375766102           1806        50000   SH            x                  50000
Gilead Sciences Inc.         OTC IS       375558103           4562        55000   SH            x                  55000
General Motors Corp          COMMON       370442105           6484       127300   SH            x                 127300
General Motors Cl. H         COMMON       370442832          19081       829600   SH            x                 829600
General Motors Cl. H         COMMON       370442832          11500    5000calls                 x
Golden State Bancorp.        COMMON       381197102            472        15000   SH            x                  15000
Golden West Financial Corp.  COMMON       381317106           4388        65000   SH            x                  65000
Goldman Sachs Group Inc.     COMMON       38141G104           5882        55000   SH            x                  55000
Home Depot Inc.              COMMON       437076102           4112        90000   SH            x                  90000
Hartford Financial Services  COMMON       416515104           6709        95000   SH            x                  95000
Humana Inc.                  COMMON       444859102            763        50000   SH            x                  50000
Immunex Corp. New            OTC IS       452528102           4469       110000   SH            x                 110000
Keynote Systems Inc.         OTC IS       493308100            355        25000   SH            x                  25000
King Pharmaceuticals Inc.    COMMON       495582108           2068        40000   SH            x                  40000
Liberate Technologies        OTC IS       530129105           2180       160000   SH            x                 160000
Eli Lilly & Co.              COMMON       532457108           3490        37500   SH            x                  37500
Luminent Inc.                OTC IS       55027R103            301        50000   SH            x                  50000
Lucent Technologies Inc.     COMMON       549463107           3443       255000   SH            x                 255000
Macromedia Inc.              OTC IS       556100105           1519        25000   SH            x                  25000
Masco Corp.                  COMMON       574599106            257        10000   SH            x                  10000
McLeod Inc. Cl. A            OTC IS       582266102           1766       125000   SH            x                 125000
Mercury Interactive  Corp.   OTC IS       589405109           2933        32500   SH            x                  32500
Mellon Financial Corp.       COMMON       58551A108           1338        27200   SH            x                  27200
Merrill Lynch & Co.          COMMON       590188108           7139       104700   SH            x                 104700
NASDAQ 100 shares            COMMON       631100104          27728       475000   SH            x                 475000
TNPC Inc.                    COMMON       87260K107           7251       739000   SH            x                 739000
National Semiconductor Corp. COMMON       637640103           2013       100000   SH            x                 100000
Nextel Communications Inc.   OTC IS       65332V103           2475       100000   SH            x                 135000
Nextel Partners Inc.         OTC IS       65333F107           2764       164400   SH            x                 100000
Oxford Health Plans Inc.     OTC IS       691471106           1975        50000   SH            x                  75000
Parametric Technology Corp   OTC IS       699173100           1344       100000   SH            x                 114000
Praecis Pharmaceuticals Inc. OTC IS       739421105           1468        50200   SH            x                  65000
Partner re Ltd.              COMMON       G6852T105           3050        50000   SH            x                  50000
Everest Reinsurance Holdings COMMON       G3223R108           2865        40000   SH            x                  40000
RF Micro Devices Inc.        OTC IS       749941100           2744       100000   SH            x                 100000
S&P Depository Receipts Tr.  COMMON       78462F103          21646       165000   SH            x                 165000
Sante Fe Int'l               COMMON       G7805C108           1603        50000   SH            x                  50000
Siebel Systems               OTC IS       826170102           2029        30000   SH            x                  30000
Smith International inc.     COMMON       832110100           2610        35000   SH            x                  35000
Sonus Networks Inc.          OTC IS       835916107           1136        45000   SH            x                  45000
Sun Microsystems Inc.        OTC IS       866810104           2788       100000   SH            x                 100000
Tenet Healthcare             COMMON       88033G100           2431        54700   SH            x                  54700
TJX Companies Inc. New       COMMON       872540109           1388        50000   SH            x                  50000
Texas Instruments Inc        COMMON       882508104            355         7500   SH            x                   7500
Triquint Semiconductor       OTC IS       89674K103           1748        40000   SH            x                  40000
Time Warner Inc.             COMMON       887315109           1828        35000   SH            x                  35000
TheStreet.com                OTC IS       88368Q103            855       297500   SH            x                 297500
US Lec Corp. Cl. A           OTC IS       90331S109            347        72000   SH            x                  72000
Verizon Communications       COMMON       92343V104           5514       110000   SH            x                 110000
Wal Mart Stores Inc.         COMMON       931142103           1328        25000   SH            x                  25000
Washington Mutual Inc.       COMMON       939322103            796        15000   SH            x                  15000
Wellpoint Health Networks    COMMON       94973H108           5993        52000   SH            x                  52000
MCI Worldcom                 OTC IS       98157D106           5063       360000   SH            x                 360000
                                          Total             290415